Employee benefits - Disclosure of Net Defined Benefit Liability (Asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period	€ 2,441	€ 2,550	€ 2,976
Service cost	353	312	427
Payments (benefits and contributions paid by the employer)	(29)	(27)	(62)
Actuarial (loss) gain	(36)	(394)	(790)
Net defined benefit liability (asset) at end of period	2,730	2,441	2,550
Decrease in net defined benefit liability	2,730	€ 2,441	2,550
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period			€ 0
Net defined benefit liability (asset) at end of period	(1,054)
Decrease in net defined benefit liability	€ (1,054)